Retirement Benefits (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 75,405	$ 75,039	$ 78,983
Interest cost	46,086	44,025	41,987
Recognized net actuarial (gain) loss	(60,402)	14,941	(10,478)
Net gratuity cost	$ 61,089	$ 134,005	$ 110,492